Restricted Cash (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 19, 2024
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 133,265	$ 34,766
Restricted cash	107	0
Total cash, cash equivalents, and restricted cash shown in the statements of cash flows	$ 133,372	$ 34,766	$ 0	$ 0